Risk/Return Summary - FidelityInternationalFactorETFs-ComboPRO	Nov. 10, 2023
FidelityInternationalFactorETFs-ComboPRO | Fidelity International Value Factor ETF
Risk/Return:
Operating Expenses Caption [Text]	Annual Operating Expenses